Huber Capital Equity Income Fund
Huber Capital Equity Income Fund
Huber Capital Equity Income Fund

(the “Fund”)

A series of Advisors Series Trust

(the “Trust”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2016

Effective April 1, 2016, the Fund’s shareholder servicing plan fees for the Investor Class and Institutional Class are each reduced to 0.15%.   In addition, the expense limitation agreement between the Trust, on behalf of the Fund, and Huber Capital Management, LLC for Investor Class shares is revised as reflected below.

•	The Fees and Expenses table on page 1 of the Summary Prospectus and Prospectus is deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Huber Capital Equity Income Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Huber Capital Equity Income Fund		Investor Class	Institutional Class
Management Fees		0.99%	0.99%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)		0.51%	0.36%
Shareholder Servicing Plan Fee		0.15%	none	[1]
Total Annual Fund Operating Expenses		1.75%	1.35%
Less: Fee Waiver	[2]	(0.36%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver		1.39%	0.99%
[1]	The Equity Income Fund's "Distribution and Service ("Rule 12b-1") Fees" may accrue up to 0.25% of average daily net assets and the Equity Income Fund's "Shareholder Servicing Plan Fee" may accrue up to 0.15% of average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% through at least April 1, 2017, and any accrual increase must first be approved by the Trust's Board of Trustees (the "Board").
[2]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.39% of the average daily net assets of the Investor Class and 0.99% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least April 1, 2017, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

•	The Fund’s Expense Example table on page 1 of the Summary Prospectus and Prospectus is deleted and replaced with the following:

Expense Example - Huber Capital Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	142	516	915	2,033
Institutional Class	101	392	705	1,593